Share Capital and Share Premium	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Share Capital and Share Premium

13	Share Capital and Share Premium

	2026 Shares	2025 Shares	2026 USD	2025 USD
Ordinary shares
Fully paid	101,100,000	100,000,000	-	-

The Company had an authorized share capital of 500,000,000 ordinary shares and the ordinary shares of the Company have a par value of USD$0.0001. On May 12, 2026, the Company effected a 100,000-for-1 bonus issue of ordinary shares (the “bonus issue”), increasing the number of issued and outstanding ordinary shares from 1,011 to 101,100,000. In accordance with SAB Topic 4C, the bonus issue, which is in substance equivalent to a share split, has been given retroactive effect, and all ordinary share and per-share amounts in these consolidated financial statements have been retroactively adjusted to reflect the bonus issue as if it had occurred at the beginning of the earliest period presented.

Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and on a poll each share is entitled to one vote.

On November 11, 2025, the Company and St James Place Limited (“SJP”), a company incorporated in the Cayman Islands, entered into a subscription agreement for SJP to acquire 1% of the issued share capital and 5,000,000 warrants of the Company for $5 million. The subscription was completed on December 1, 2025, with 11 ordinary shares (which is presented as 1,100,000 ordinary shares after giving retroactive effect to the bonus issue) issued to SJP and 5,000,000 warrants granted to SJP (“SJP Warrant”) with an exercise price of $15 per warrant. These shares rank pari passu with the ordinary shares in all respects. The $5 million subscription was allocated between the SJP Warrants, share capital and share premium. 11 shares (which is presented as 1,100,000 ordinary shares after giving retroactive effect to the bonus issue) were issued at par value of $0.0001 with a negligible value, the SJP warrants has a fair value on issuance of $3,912,514, as detailed in note 12, with the balance of $1,087,486 being credited to share premium.

On May 12, 2026, the authorized share capital of the Company increased from US$50,000 divided into 500,000,000 shares of US$0.0001 par value each to US$200,000 divided into 2,000,000,000 shares of US$0.0001 each and bonus shares are issued at par value in the ratio of 100,000 bonus shares to one existing share. The number of outstanding ordinary shares after the bonus issue was 101,100,000 (March 31, 2025: 100,000,000). As a result, the share capital was increased by $10,110 with a corresponding entry of $10,110 made to accumulated losses.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025